Risk management - Financial assets and liabilities denominated in foreign currency (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 COP ($)
Risk management
Scenario / variation in the exchange rate	8.00%
variation in the exchange rate	15.00%
USD$ Million
Risk management
Scenario / variation in the exchange rate	8.00%
variation in the exchange rate	15.00%
Currency risk
Risk management
One Percent variations in exchange rate, Effect on income before income taxes	$ (25)
One percent variations in exchange rate, effect on other comprehensive income	(5,214)
Five Percent variations in exchange rate, Effect on income before income taxes	(47)
Five Percent variations in exchange rate, effect on other comprehensive income	$ (9,777)